Related Party Transactions (Details) - Schedule of accounts payable to related parties - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Related Party Transactions (Details) - Schedule of accounts payable to related parties [Line Items]
Accounts payable to related parties	$ 1,033
Richard Ng [Member]
Related Party Transactions (Details) - Schedule of accounts payable to related parties [Line Items]
Accounts payable to related parties	$ 1,033